Average Annual Total Returns - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
	Mar. 01, 2025
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(0.42%)
Since Inception	(4.78%)	[1]
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.77%)
Since Inception	(6.34%)	[1]
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.20%)
Since Inception	(4.20%)	[1]
LB001
Average Annual Return:
Past 1 year	1.25%
Since Inception	(2.35%)
IXW40
Average Annual Return:
Past 1 year	(0.78%)
Since Inception	(4.72%)

[1]	A From August 13, 2021 .